Yukon Resources Corp.
#206-475 Howe Street
Vancouver, BC
Canada, V6C 2B3

Tel: (604) 629-1075
Fax: (604) 685-7955

December 21, 2004

VIA Courier & EDGAR

US SECURITIES AND EXCHANGE COMMISSION
OFFICE of SMALL BUSINESS
Attn: Brigitte Lippmann
450 Fifth Street, NW
Washington, DC 20549-0304
USA

Re: Yukon Resources Corp. (the “Company”) - Form SB-2/A No. 2 Enclosed

The Company is submitting the enclosed Form SB-2 Amendment No. 2 registration statement to you. This amendment addresses the commission's concerns discovered in your recent review of the Company's SB-2/A No. 1 filing as described in your letter of December 9, 2004. Please find the enclosed three red lined hard and three clean copies for your review. The SEC file number is 333-118980. The documents are scheduled to be filed on EDGAR on December 21, 2004.

Also, please see our response memo attached to this letter. In this memo we identify each of the 8 comments that you outlined in your letter and explain how we addressed each issue or provided the requested supplemental information.

The new text additions have been red lined with the  tag on the official EDGAR filings and highlighted in green on the unofficial red lined PDF copy.

If you have any questions please don't hesitate to contact our securities lawyer Joseph I. Emas at 305 531-1174.

Yours truly,

Yukon Resources Corp.

Per:

/s/ Thornton J. Donaldson

Thornton J. Donaldson
President

Encls.

Response Memo to Letter of December 9, 2004

Prospectus Cover Page

1. We note your response to prior comment 2. However, please move the Rule 473 delaying amendment paragraph (only the paragraph beginning with “The registrant hereby....) from the prospectus cover page to the registration statement cover page.

We have moved the delaying amendment paragraph to the registration statement cover page.

Prospectus Summary, page 5-6

2. We note your response to prior comment 3. It appears that if you do not find gold by October 2005, you have no specific business plan or purpose. Furthermore, based on the activities of the other public companies involving William Timmins and/or Thornton Donaldson, it appears that you may enter into a reverse merger with an unidentified company if you do not find gold. Please provide us supplementally an analysis as to whether you believe the company is a blank check company.

According to your web site at http://www.sec.gov/answers/blankcheck.htm a blank check company is a development stage company that has no specific business plan or purpose or has indicated its business plan is to engage in a merger or acquisition with an unidentified company or companies, other entity, or person.

As stated on page 29 of our SB-2, we have no intention of entering into a merger or acquisition. Our company has a specific business plan to search for gold on our Peter's Creek placer claims. Additionally, as stated in our SB-2 on page 4 in our Prospectus Summary if our gold exploration activities do not confirm historical results then we intend to stake or purchase new claims in British Columbia. We do not intend to suspend our exploration if we do not find gold by October 2005. Because of these facts, we believe that we are not a blank check company.

3. We note your response to prior comment 5. It appears that Rich Coast Sulphur Ltd. is affiliated with Rich Coast Inc. and that Thornton Donaldson was a director at Rich Coast Inc. The Peters Creek Placer Project reports state that Rich Coast Sulphur Ltd. entered into an agreement with Vic Guinet and the partnership of Vic Guinet and Bill Dyson to explore, develop and mine placer leases at Peters Creek. Please describe this transaction and the outcome of the project.

Regarding the transaction with Vic Guinet and Bill Dyson, they were the owners of the Peter's Creek placer property during the late 1980s. Messrs. Guinet and Dyson entered into a property option agreement with Rich Coast Sulphur Ltd in the late 1980s. To our knowledge Mr. Guinet is retired and Mr. Dyson is deceased. Mr. Donaldson has been aware of the potential of the Peter's Creek placer property for sometime and when it became available for staking earlier this year he claimed it on our behalf as described in the registration statement.

Regarding the outcome of the project, according to our research, Rich Coast Sulphur Ltd. decided not to proceed with the exploration program recommended by their consulting geologist. The reason why management decided not to proceed with the exploration program was due to:

  Mr. Philpot's estimated cost for the exploration program was CDN$350,000.

  The price of gold was on a slow steady decline from $450 in June 1988 to $365 in June 1989.

  The property agreements called for payments of CDN$25,000 every 6 months starting in July 1989.

  The property agreements contained a high smelter royalty of 8%.

  There was a consulting agreement with Mr. Guinet of CDN$2,000 per month.

In summary the cost base for Rich Coast Sulphur Ltd. to explore the property was higher than ours is now. We own the property outright via our Trust Agreements with Mr. Donaldson and do not need to make ongoing payments or pay consulting fees to the owner of the property. Additionally, the price of gold may continue to rise and there have been improvements in technology to lower the cost of gold extraction.

4. We note your response to prior comment 6. Please supplementally clarify whether Thornton Donaldson was ever involved with Hudson Ventures, Inc., Iguana Ventures, Naptau Gold Corp., Normark Ventures Corp., and Coyote Ventures Corp.

Thornton Donaldson has never been involved as a Director, consultant, shareholder or otherwise with Hudson Ventures, Inc., Iguana Ventures, Naptau Gold Corp., Normark Ventures Corp. or Coyote Ventures Corp.

Description of Business, pages 33
History and Previous Workings

5. Please provide a consent for Canadian Gravity Recovery Inc. and file it as an exhibit.

Canadian Gravity Recovery Inc. is no longer in existence and we can no longer rely on the accuracy of their 1988 reports. Therefore we believe it is impossible to obtain a consent letter from Canadian Gravity Recovery Inc.

Because of this we have removed their name from the SB-2 and refer to them generically as a “previous geological consulting firm”. We note that our EDGAR service bureau uploaded the previous reports as publically available graphic files in PDF format. We have noted this error in our SB-2 and have advised investors who rely on the SB-2 to disregard these graphics files in case they have access to them. Additionally, can you please delete these publically available PDF files as they were meant to be supplemental documents for the private review of the SEC. The files for deletion are “c5-philopt1.pdf”, “c5-philpot2.pdf” and “c5-minfile.pdf” from November 5, 2004. The following disclosure has been added to the “Description of Business”:

Investors should note that two 16 year-old reports from a previous geological consulting firm were uploaded to EDGAR on November 5, 2004. These reports were erroneously made publically available by our EDGAR service bureau. These reports were uploaded as exhibit 99 PDF graphics files and have file names “c5-philpot1.pdf” and “c5-philpot2.pdf”. We have requested that the SEC delete these files from public view as they they are unofficial documents that we are unable to confirm. If investors have access to these files they should be disregarded and not relied on. The focus of our first phase of exploration is to confirm the results of these 16 year-old reports.

Conclusions and Recommendations

6. We note your response to prior comment 13. Please describe your analysis for the current “cutoff” in order for you to prepare a program for extraction.

We believe that an inadequate description of our two phase exploration has led to miscommunication. To summarize, our plan is to execute a two phase exploration program. The purpose of the first phase (Phase 1) is to confirm historical results. The purpose of the second phase (Phase 2) is to determine the “cutoff”. We have reworked the Prospectus Summary and “Conclusions and Recommendations” to resolve this miscommunication.

Our consulting geologist William Timmins has verbally advised us that a “cutoff” cannot be calculated until Phase 2 of our exploration program has been completed. According to our consulting geologist, this is because the scale of the gold bearing gravels on our Peter's Creek placer claims has a substantial impact on any “cutoff” calculation. Please bear in mind that we have completed no exploration on our placer claims. Though there are unconfirmed historical reports for our property we have yet to compile or correlate any past work and have not confirmed any earlier results.

We have added additional disclosure to our “Conclusion and Recommendations” to specifically disclose when a “cutoff” can be calculated. We have added the following two sentences to the Prospectus Summary and our “Conclusions and Recommendations”:

We will not be able to calculate the “cutoff” until we complete our Phase 2 exploration program. The “cutoff” cannot be determined until Phase 2 is complete because the scale and location of any gold deposit has a substantial impact on the mining method and its efficiency.

Engineering Comments

7. Under SEC Industry Guide 7, the terms “ore(s)” or “ore body(s)” are treated the same as the term “reserve”. Since all deposits are not necessarily reserves, remove the terms “ore(s)” and “ore body(s)” from this filing.

We have removed the terms “ore(s)” and “ore body(s)” and replaced with the term “gold-bearing gravels”.

8. Since the cutoff grade concept is important to understanding the potential of your mineral properties, disclose a definition for the term “cutoff” that illuminates that fact that a cutoff is used to define a mineral resource that has reasonable prospects for economic extraction. In establishing the cut-off grade, it must realistically reflect the location, deposit scale, continuity, assumed mining method, metallurgical processes, costs and reasonable metal prices. Disclose the proposed annual processing plant capacity and required operating parameters (cash operating cost, gold recovery, etc.) for a safe and environmentally responsible facility. Utilize an average three-year price for gold price projections, i.e. US$325 (3-Year Average 2001-2003).

We believe that an inadequate description of our two phase exploration has led to miscommunication. To summarize, our plan is to execute a two phase exploration program. The purpose of the first phase (Phase 1) is to confirm historical results. The purpose of the second phase (Phase 2) is to determine the “cutoff”. We have reworked the Prospectus Summary and “Conclusions and Recommendations” to resolve this miscommunication.

Our consulting geologist William Timmins has verbally advised us that a “cutoff” cannot be calculated until Phase 2 of our exploration program has been completed. According to our consulting geologist, this is because the scale of the gold bearing gravels on our Peter's Creek placer claims has a substantial impact on any “cutoff” calculation. Please bear in mind that we have completed no exploration on our placer claims. Though there are unconfirmed historical reports for our property we have yet to compile or correlate any past work and have not confirmed any earlier results.

We have added additional disclosure to our “Conclusion and Recommendations” to specifically disclose when a “cutoff” can be calculated. We have added the following two sentences to the Prospectus Summary and our “Conclusions and Recommendations”:

We will not be able to calculate the “cutoff” until we complete our Phase 2 exploration program. The “cutoff” cannot be determined until Phase 2 is complete because the scale and location of any gold deposit has a substantial impact on the mining method and its efficiency.